INVESTMENTS IN ASSOCIATES (Details) - ARS ($) $ / shares in Units, $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments in associates [Abstract]
Book value	$ 5,339,609	$ 1,611,906
Gas Link S.A. [Member]
Investments in associates [Abstract]
Face value (in pesos per share)	$ 1
Amount	$ 502,962
Cost	306,899
Book value	$ 5,339,609	$ 1,611,906